UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  SEPTEMBER 30, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., CALIFORNIA BOND FUND - SEMI-ANNUAL REPORT FOR PERIOD ENDING SEPTEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                 USAA CALIFORNIA
                         BOND Fund

                          [GRAPHIC OF USAA CALIFORNIA BOND FUND]

                 S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
   SEPTEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                             2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                             5

FINANCIAL INFORMATION

   Portfolio of Investments                                           17

   Notes to Portfolio of Investments                                  24

   Financial Statements                                               25

   Notes to Financial Statements                                      28

   Expense Example                                                    36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                                 IN THIS ENVIRONMENT,
[PHOTO OF CHRISTOPHER W. CLAUS]           MONEY MARKET FUNDS AND BOND FUNDS
                                           CONTINUE TO LOOK ATTRACTIVE AS
                                              LONG-TERM INVESTMENTS....

                                                          "

                                                                   October 2004
--------------------------------------------------------------------------------

Yield relief has arrived.

Since June 2004, the Federal Reserve Board (the Fed) has raised short-term interest rates three times, and is expected to continue raising them in a measured fashion over the coming months. Many of us have already begun to enjoy higher yields, higher reinvestment rates, and greater compounding of interest (i.e., earning interest on interest). Money market fund shareholders in particular have seen an increase in current yields and we believe their yields will increase further.

However, where the Fed influences the short end of the yield curve, the market controls intermediate- and longer-term yields, which have not increased as much. As short-term yields continue to rise, the yield relationship between bonds of different maturities narrows. In other words, the yield curve "flattens."

Local and state economies continue to strengthen as evidenced by a steady improvement in tax collections. States and municipalities are now in a better position to pay off their debt and the interest on it - a critical consideration for bondholders.

Inflation remains under control for the present. One cause for concern, however, is the price of oil. If oil prices do not come down, an increase in inflation is likely. Oil is used in most segments of the economy, so a higher price for oil could translate into higher prices for a range of goods and services.

In this environment, money market funds and bond funds continue to look attractive as long-term investments, especially in comparison to certificates of deposit (CDs) and other fixed-rate alternatives. As yields rise, investors will be able to reinvest at higher rates while enjoying the benefits of compounding, which is what drives total return in the fixed-income markets over the long run.

 . . . C O N T I N U E D
========================--------------------------------------------------------

As always, we remain committed to delivering quality USAA service along with no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees. Along with this commitment comes the recognition our bond funds have received from industry experts. USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall three-, five-, and 10-year periods ending December 31, 2003. Lipper is a leading global provider of mutual fund information and analysis, and made the award in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

We are proud of our success and will continue to work hard on your behalf. Thank you for your continued faith in us.

Sincerely,

/s/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH A MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund. o As interest rates rise, existing bond prices fall. o CDs are insured and have a fixed return.

The Lipper Best Bond Group 2004 Award is based on the Consistent Return scores of all the USAA taxable and tax-exempt bond funds. Lipper presents the award annually to one fund group in each asset class whose funds within that asset class achieved higher average Consistent Return scores than competing fund groups. A fund group's Consistent Return score evaluates its risk-adjusted returns, adjusted for volatility, relative to peers, for the overall period ended December 31, 2003. The overall time period is an equal-weighted average of the three-year, five-year, and 10-year periods (if applicable). Lipper calculated Consistent Return scores for each fund group's funds within the fixed-income asset class, and the equal-weighted average score was used to determine the awardee. To be eligible for an asset class award, a fund group must have five distinct fund portfolios within the asset class that are three years old or older. The fund group was chosen among 97 groups. Multiple fund companies that share a common parent firm were combined for the purposes of determining eligibility and calculating an average score. Lipper Fund Awards are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. Lipper is a leading global mutual fund research firm.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA CALIFORNIA BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current interest income that is exempt from federal and California state income taxes.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in long-term investment-grade California tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

                                                        9/30/04              3/31/04
Net Assets                                           $659.3 Million      $674.8 Million
Net Asset Value Per Share                                $11.23              $11.31
Tax-Exempt Dividends Per Share Last 12 Months            $0.489              $0.491
Capital Gain Distributions Per Share Last 12 Months      $0.012              $0.056

                                                       9/30/04            3/31/04
Dollar-Weighted Average
    Portfolio Maturity                               17.4 Years          17.1 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

           SIX-MONTH TOTAL RETURN AND 30-DAY SEC YIELD* AS OF 9/30/04

3/31/04 TO 9/30/04                                      30-DAY SEC YIELD
      1.51%**                                                 3.47%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING SEPTEMBER 30, 2004

                TOTAL RETURN     =    DIVIDEND RETURN    +     PRICE CHANGE
10 YEARS            6.76%        =         5.40%         +         1.36%
5 YEARS             6.33%        =         4.99%         +         1.34%
1 YEAR              5.06%        =         4.50%         +         0.56%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING SEPTEMBER 30, 2004

        [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                  TOTAL RETURN       DIVIDEND RETURN     CHANGE IN SHARE PRICE
9/30/1995            11.24%                6.47%                 4.77%
9/30/1996             8.34                 6.02                  2.32
9/30/1997             9.85                 5.97                  3.88
9/30/1998            10.15                 5.69                  4.46
9/30/1999            -3.00                 4.93                 -7.93
9/30/2000             6.37                 5.71                  0.66
9/30/2001             9.79                 5.37                  4.42
9/30/2002             7.91                 4.94                  2.97
9/30/2003             2.64                 4.45                 -1.81
9/30/2004             5.06                 4.50                  0.56

                                [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE
                 NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        12-MONTH DIVIDEND YIELD COMPARISON

 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                   USAA       LIPPER CALIFORNIA
                CALIFORNIA      MUNICIPAL DEBT
                 BOND FUND      FUNDS AVERAGE
9/30/1995          5.80%            5.41%
9/30/1996          5.71             5.14
9/30/1997          5.48             4.89
9/30/1998          5.18             4.54
9/30/1999          5.50             4.70
9/30/2000          5.39             4.68
9/30/2001          4.98             4.39
9/30/2002          4.51             4.16
9/30/2003          4.42             4.10
9/30/2004          4.35             4.00

                 [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 9/30/95 TO 9/30/04.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              LEHMAN BROTHERS        USAA      LIPPER CALIFORNIA      LIPPER CALIFORNIA
               MUNICIPAL BOND     CALIFORNIA     MUNICIPAL DEBT         MUNICIPAL DEBT
                  INDEX            BOND FUND      FUNDS INDEX            FUNDS AVERAGE
09/30/94         $10,000           $10,000          $10,000                $10,000
10/31/94           9,822             9,746            9,803                  9,802
11/30/94           9,645             9,511            9,586                  9,588
12/31/94           9,857             9,643            9,757                  9,757
01/31/95          10,139            10,097           10,096                 10,086
02/28/95          10,434            10,491           10,421                 10,414
03/31/95          10,554            10,564           10,518                 10,515
04/30/95          10,566            10,592           10,519                 10,513
05/31/95          10,903            10,974           10,878                 10,876
06/30/95          10,808            10,826           10,709                 10,706
07/31/95          10,910            10,890           10,769                 10,765
08/31/95          11,049            11,008           10,892                 10,888
09/30/95          11,118            11,124           10,974                 10,962
10/31/95          11,280            11,342           11,172                 11,167
11/30/95          11,467            11,591           11,405                 11,408
12/31/95          11,577            11,750           11,553                 11,556
01/31/96          11,665            11,808           11,595                 11,595
02/29/96          11,586            11,732           11,509                 11,505
03/31/96          11,438            11,552           11,307                 11,304
04/30/96          11,406            11,556           11,268                 11,260
05/31/96          11,401            11,567           11,280                 11,278
06/30/96          11,526            11,731           11,407                 11,406
07/31/96          11,630            11,836           11,535                 11,531
08/31/96          11,627            11,857           11,537                 11,527
09/30/96          11,790            12,052           11,714                 11,705
10/31/96          11,923            12,212           11,844                 11,832
11/30/96          12,141            12,428           12,071                 12,060
12/31/96          12,090            12,384           12,011                 12,001
01/31/97          12,113            12,373           11,997                 11,980
02/28/97          12,224            12,513           12,106                 12,085
03/31/97          12,061            12,315           11,939                 11,919
04/30/97          12,162            12,421           12,048                 12,029
05/31/97          12,345            12,631           12,232                 12,213
06/30/97          12,477            12,775           12,362                 12,339
07/31/97          12,822            13,144           12,743                 12,726
08/31/97          12,702            13,056           12,606                 12,581
09/30/97          12,853            13,240           12,777                 12,748
10/31/97          12,936            13,336           12,853                 12,820
11/30/97          13,012            13,428           12,930                 12,901
12/31/97          13,202            13,663           13,136                 13,102
01/31/98          13,338            13,808           13,265                 13,233
02/28/98          13,342            13,807           13,262                 13,225
03/31/98          13,354            13,833           13,265                 13,225
04/30/98          13,293            13,734           13,179                 13,135
05/31/98          13,504            13,978           13,403                 13,360
06/30/98          13,557            14,056           13,458                 13,411
07/31/98          13,591            14,093           13,485                 13,435
08/31/98          13,801            14,382           13,714                 13,661
09/30/98          13,973            14,583           13,921                 13,862
10/31/98          13,973            14,516           13,873                 13,814
11/30/98          14,022            14,593           13,936                 13,865
12/31/98          14,057            14,604           13,944                 13,869
01/31/99          14,224            14,779           14,099                 14,020
02/28/99          14,162            14,712           14,029                 13,948
03/31/99          14,181            14,727           14,056                 13,967
04/30/99          14,217            14,738           14,076                 13,987
05/31/99          14,135            14,625           13,965                 13,877
06/30/99          13,931            14,352           13,737                 13,643
07/31/99          13,982            14,361           13,763                 13,665
08/31/99          13,870            14,175           13,592                 13,489
09/30/99          13,876            14,145           13,583                 13,475
10/31/99          13,725            13,830           13,347                 13,241
11/30/99          13,871            13,939           13,481                 13,371
12/31/99          13,768            13,841           13,340                 13,224
01/31/00          13,708            13,743           13,245                 13,128
02/29/00          13,867            13,972           13,462                 13,345
03/31/00          14,170            14,298           13,807                 13,697
04/30/00          14,086            14,194           13,682                 13,571
05/31/00          14,013            14,141           13,614                 13,493
06/30/00          14,384            14,582           14,007                 13,891
07/31/00          14,585            14,831           14,232                 14,117
08/31/00          14,809            15,122           14,541                 14,418
09/30/00          14,732            15,046           14,451                 14,329
10/31/00          14,893            15,213           14,583                 14,454
11/30/00          15,006            15,351           14,690                 14,559
12/31/00          15,377            15,828           15,068                 14,932
01/31/01          15,529            15,798           15,132                 14,995
02/28/01          15,578            15,865           15,180                 15,039
03/31/01          15,718            16,017           15,279                 15,128
04/30/01          15,547            15,623           14,979                 14,818
05/31/01          15,715            15,791           15,164                 14,997
06/30/01          15,820            15,884           15,261                 15,091
07/31/01          16,054            16,189           15,514                 15,344
08/31/01          16,319            16,638           15,911                 15,742
09/30/01          16,264            16,521           15,812                 15,650
10/31/01          16,458            16,665           15,979                 15,813
11/30/01          16,319            16,540           15,835                 15,658
12/31/01          16,165            16,348           15,656                 15,463
01/31/02          16,445            16,531           15,874                 15,686
02/28/02          16,643            16,717           16,049                 15,864
03/31/02          16,317            16,372           15,681                 15,478
04/30/02          16,636            16,635           15,957                 15,756
05/31/02          16,737            16,736           16,077                 15,875
06/30/02          16,914            16,858           16,202                 16,002
07/31/02          17,132            17,048           16,384                 16,185
08/31/02          17,338            17,336           16,617                 16,413
09/30/02          17,717            17,832           17,061                 16,853
10/31/02          17,424            17,320           16,602                 16,393
11/30/02          17,351            17,278           16,556                 16,344
12/31/02          17,717            17,705           16,905                 16,692
01/31/03          17,672            17,584           16,763                 16,540
02/28/03          17,919            17,936           17,021                 16,796
03/31/03          17,930            17,950           17,009                 16,788
04/30/03          18,049            18,143           17,152                 16,928
05/31/03          18,471            18,628           17,573                 17,343
06/30/03          18,393            18,403           17,432                 17,200
07/31/03          17,749            17,618           16,767                 16,523
08/31/03          17,881            17,832           16,879                 16,641
09/30/03          18,407            18,304           17,364                 17,125
10/31/03          18,315            18,227           17,316                 17,066
11/30/03          18,505            18,488           17,531                 17,283
12/31/03          18,659            18,644           17,678                 17,419
01/31/04          18,765            18,678           17,761                 17,492
02/29/04          19,048            19,043           18,071                 17,790
03/31/04          18,982            18,944           17,965                 17,674
04/30/04          18,532            18,448           17,526                 17,238
05/31/04          18,465            18,377           17,457                 17,165
06/30/04          18,532            18,463           17,540                 17,246
07/31/04          18,776            18,720           17,768                 17,470
08/31/04          19,152            19,075           18,123                 17,813
09/30/04          19,254            19,230           18,235                 17,921

                                   [END CHART]

                     DATA FROM 9/30/94 THROUGH 9/30/04.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph on page 8 illustrates the comparison of a $10,000 investment in the USAA California Bond Fund to the following benchmarks:

                   o The broad-based Lehman Brothers Municipal Bond Index is an unmanaged index that tracks total return performance for the investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Lehman index, because funds have expenses.

                   o The Lipper California Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper California Municipal Debt Funds category.

                   o The Lipper California Municipal Debt Funds Average is an
                     average performance level of all California municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

10

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF ROBERT R. PARISEAU]       ROBERT R. PARISEAU, CFA
                                    USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2004, TO SEPTEMBER 30, 2004?

                 Your USAA California Bond Fund provided a total return of 1.51% versus an average of 1.34% for the 128 funds in the Lipper California Municipal Debt Funds Average. This compares to a 1.43% return for the Lehman Brothers Municipal Bond Index and a 1.50% return for the Lipper California Municipal Debt Funds Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.35%, well above the 4.00% of the Lipper category average.

                                         * * * *

                     THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                   RATING(TM) OF 4 STARS IN THE MUNICIPAL CALIFORNIA LONG-TERM
                        BOND FUNDS CATEGORY (122 FUNDS IN CATEGORY) AS OF
                    SEPTEMBER 30, 2004. THE OVERALL MORNINGSTAR RATING FOR A
                   FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE
                    FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR
                           (IF APPLICABLE) MORNINGSTAR RATING METRICS.

                 REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 With respect to the municipal California long-term bond funds, the USAA California Bond Fund received a Morningstar Rating of 4 stars for the three- and five-year periods among 122 and 111 funds, respectively, and 5 stars for the 10-year period among 74 funds, through September 30, 2004. Ratings are based on risk-adjusted returns.

                  [LOGO OF LIPPER      [LOGO OF LIPPER      [LOGO OF LIPPER
                     FUND AWARDS           LEADER                LEADER
                  BEST BOND GROUP        TOTAL RETURN]      CONSISTENT RETURN]
                      USA 2004]

                 The Fund is listed as a Lipper Leader for Total Return and Consistent Return of 110 funds within the Lipper California

                 LIPPER RATINGS FOR CONSISTENT RETURN REFLECT FUNDS' HISTORICAL RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS AS OF SEPTEMBER 30, 2004. THE USAA CALIFORNIA BOND FUND IN LIPPER'S CALIFORNIA MUNICIPAL DEBT FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR CONSISTENT RETURN AMONG 110 AND 44 FUNDS FOR THE THREE- AND 10-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 98 FUNDS FOR THE FIVE-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE TOTAL RETURN AND CONSISTENT RETURN METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

                 THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 Municipal Debt Funds category for the overall period ending September 30, 2004. The Fund received a Lipper Leader rating for Total Return among 110, 98, and 63 funds for the three-, five-, and 10-year periods, respectively. Lipper ratings for Total Return reflect funds' historical total return performance relative to peers. USAA ALSO WON THE 2004 LIPPER FUND AWARD FOR THE BEST BOND GROUP IN THE UNITED STATES.

WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

                 Interest rates continue to confound those who predicted that higher rates this year (and last) were "inevitable." Although strong job growth, rising inflation, and higher gasoline prices caused interest rates to spike this spring, they declined during the summer as job growth decelerated and commodity prices stabilized or fell along with most inflation statistics. Many industries struggle to pass on increased commodity costs to their customers. Nevertheless, from June to September 2004, the Federal Reserve Board (the Fed) raised the federal funds target rate three times from 1.00% to 1.75%, and in the early fall stated that the economy had "regained some traction."

                 During the period, municipal interest rates rose (prices fell) for most maturities--but in the 15- to 20-year range, rates actually fell slightly. This long-intermediate range outperformed shorter maturities, where yields increased the most, and the longest maturities, where yields increased a little.

IS CALIFORNIA'S STATE BUDGET CRISIS OVER?

                 The state's fiscal condition has stabilized. However, significant budget challenges remain since projected expenditures still far exceed expected revenues. The perceived liquidity crisis was averted with $15 billion in deficit financing and the prompt

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 passage of the budget. All three credit rating agencies upgraded the state's general obligation bonds from BBB levels to A3 by Moody's Investors Service (positive outlook), A by Standard & Poor's Ratings (stable), and A- by Fitch Ratings. We continue to monitor availability of electric power because of the adverse consequences of power blackouts on the state's long-term economic growth.

WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

                 The Fund remains fully invested in a diversified portfolio of long-term, investment-grade municipal bonds. We invest with an income orientation because OVER TIME income usually provides the vast majority of a bond's total return. We have focused on the 15- to 20-year maturity range in search of the optimum balance between income generation and potential price volatility. Since credit spreads are tight, we remain very selective in buying medium-grade securities (rated BBB and A).

WHAT IS THE OUTLOOK?

                 Although the Fed is expected to continue to raise short-term rates, the DIRECTION OF LONG-TERM RATES will be largely determined by the bond market's expectation for inflation and economic growth. The current market consensus, although fragile, predicts that economic growth will slow because of the depressive effects of higher energy prices and the diminishing stimulus of monetary and fiscal policies. Slower economic growth and very weak pricing power may keep a lid on inflation. We expect interest rates to remain volatile.

                 We appreciate your trust and continue to work hard on your behalf.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

 TAXABLE EQUIVALENT YIELDS

To match the USAA California Bond Fund's
closing 30-day SEC yield of 3.47%, and
assuming a California state tax rate of:         8.00%    9.30%   9.30%   9.30%
and marginal federal tax rates of:              25.00%   28.00%  33.00%  35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:             5.03%    5.31%   5.71%   5.89%

                 This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds.

                 SOME INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

------------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
------------------------------------------------

General Obligation                       22.4%

Water/Sewer Utility                      11.1%

Electric/Gas Utility                     10.2%

Hospital                                  9.0%

Special Assessment/Tax/Fee                9.0%

Real Estate Tax/Fee                       6.9%

Education                                 6.4%

Escrowed/Prerefunded Bonds                4.3%

Multifamily Housing                       4.0%

Airport/Port                              3.9%
------------------------------------------------

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-23.

16

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                PORTFOLIO RATINGS MIX
                      9/30/04

          [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                               70%
A                                                 17%
BBB                                                7%
AA                                                 5%
Short-Term Instruments                             1%

                     [END CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. All short-term instruments are rated within the two highest short-term credit rating categories of ST1 and ST2. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Ratings, Fitch Ratings, or Dominion Bond Rating Service Ltd. Unrated securities that have been determined by USAA Investment Management Company to be of equivalent investment quality to category AA account for 0.9% of the Fund's investments and are included in the appropriate category above.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 17-23.

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

CATEGORIES & DEFINITIONS
--------------------------------------------------------------------------------

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

          (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from the California Health Insurance Construction Loan Insurance Program.

          (INS) Scheduled principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                    Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

          COP       Certificate of Participation

          ETM       Escrowed to final maturity

          GO        General Obligation

          MFH       Multifamily Housing

          MLO       Municipal Lease Obligation

          PCRB      Pollution Control Revenue Bond

          PRE       Prerefunded to a date prior to maturity

          RB        Revenue Bond

          USD       Unified School District

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.4%)
             CALIFORNIA (92.7%)
  $ 2,835    Anaheim Public Financing Auth. RB,
               Series 2002B (INS)                                 5.25%      10/01/2018       $  3,136
    4,500    Antelope Valley Healthcare District RB,
               Series 1997B (INS)                                 5.20        1/01/2027          4,622
   17,700    Association of Bay Area Governments
               Finance Auth. COP, Series 1999 (INS)               6.20       11/01/2029         18,584
    2,250    Chaffey Community College District GO,
               Series 2002A (INS)                                 5.25        7/01/2022          2,426
    5,995    Chaffey Joint Union High School District GO,
               Series 1998C (INS)                                 5.38        5/01/2023          6,510
    2,200    Chino Valley USD GO,
               Series 2002A (INS)                                 5.38        8/01/2019          2,453
    5,000    Coronado Community Development Agency
               Tax Allocation Bonds, Series 2000 (INS)            5.60        9/01/2030          5,435
    4,910    Eastern Municipal Water District COP,
               Series 2001A (INS)                                 5.00        7/01/2018          5,199
             Educational Facilities Auth. RB,
    5,820      Series 1995 (Redlands Univ.) (PRE)                 6.00       10/01/2025          6,193
    2,195      Series 1995 (Redlands Univ.)                       6.00       10/01/2025          2,323
    8,050      Series 1995A (California Education Pool)           5.60       12/01/2020          8,348
    6,000      Series 2000 (Univ. of the Pacific) (INS)           5.75       11/01/2030          6,631
    8,000      Series N (Stanford Univ.)                          5.20       12/01/2027          8,225
    5,945    Escondido COP, Series 2000A (INS)                    5.75        9/01/2030          6,586
             Fairfield-Suisun USD GO,
    1,855      Series 2002 (INS)                                  5.25        8/01/2019          2,041
    1,955      Series 2002 (INS)                                  5.25        8/01/2020          2,136
    2,025      Series 2002 (INS)                                  5.25        8/01/2021          2,196
    2,000    Fontana USD GO,
               Series 1990D (INS)                                 5.75        5/01/2022          2,249
    1,500    Fresno Airport RB, Series 2000A (INS)                5.50        7/01/2030          1,612
             Garden Grove Agency Community
               Development Tax Allocation Bonds,
    2,560      Series 2003 (INS)                                  5.38       10/01/2017          2,862
    2,700      Series 2003 (INS)                                  5.38       10/01/2018          3,005
    1,420      Series 2003 (INS)                                  5.38       10/01/2019          1,573
    1,650    Glendora USD GO,
               Series 2000A (INS)                                 5.38        9/01/2025          1,762
   12,000    Golden State Tobacco Securitization RB
               (State Appropriation Enhanced),
               Series 2003B                                       5.50        6/01/2033         12,455

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Health Facilities Financing Auth. RB,
  $ 3,175      Series 1992A (Scripps Memorial
               Hospital) (INS)                                    6.38%      10/01/2022       $  3,245
    2,000      Series 1994 (St. Pauls Episcopal Home)
               (PRE)(NBGA)                                        6.50        9/01/2014          2,042
    5,000      Series 1994A (Scripps Research Institute)          6.63        7/01/2018          5,118
    1,000      Series 1997A (Sunny View) (NBGA)                   5.50        1/01/2019          1,045
    1,250      Series 1998B (Kaiser Permanente) (ETM)             5.00       10/01/2020          1,338
    1,260      Series 2003B (Cottage Health System) (INS)         5.25       11/01/2018          1,387
    2,200      Series 2004A (Marshall Medical Center)
               (NBGA)                                             5.00       11/01/2024          2,232
    2,000      Series 2004A (Marshall Medical Center)
               (NBGA)                                             5.00       11/01/2029          1,987
    4,180    Hollister Joint Powers Financing Auth. RB (INS)      5.90       12/01/2023          4,250
    3,000    Housing Finance Agency MFH RB,
               Series 1996A (INS)                                 6.05        8/01/2027          3,121
    5,455    Imperial Beach MFH RB, Series 1995A                  6.45        9/01/2025          5,639
             Infrastructure and Economic Development
               Bank RB,
    1,000      Series 2000 (Scripps Research Institute)           5.63        7/01/2020          1,096
    1,250      Series 2000 (Scripps Research Institute)           5.75        7/01/2030          1,318
    1,335    Little Lake City School District GO,
               Series 2000B (INS)                                 5.25        7/01/2022          1,440
             Los Angeles Department of Water
               and Power RB,
   10,000      Series 2001A (INS)                                 5.25        7/01/2018         11,023
   19,700      Series 2003A, Subseries A-2                        5.00        7/01/2030         20,013
             Los Angeles USD GO,
    4,000      Series 2003A (INS)                                 5.25        7/01/2019          4,398
    4,100      Series E (Election of 1997) (INS)                  5.50        7/01/2017          4,649
    6,000      Series E (Election of 1997) (INS)                  5.50        7/01/2018          6,797
             Menlo Park Community Development Agency
               Tax Allocation Bonds,
    2,500      Series 2000 (INS)                                  5.45        6/01/2021          2,712
    6,390      Series 2000 (INS)                                  5.50        6/01/2025          6,926
    4,030    Mt. San Antonio Community College
               District GO, Series A (INS)                        5.38        5/01/2022          4,404
   15,200    Oakland USD GO,
               Series 2000F (INS)                                 5.50        8/01/2024         16,649
    6,030    Orange County Transportation Auth. Toll Road
               Revenue Refunding Bonds,
               Series 2003A (INS)                                 5.25        8/15/2015          6,753

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Orange County Water District COP,
  $ 1,000      Series 2003B (INS)                                 5.38%       8/15/2020       $  1,098
    1,780      Series 2003B (INS)                                 5.38        8/15/2022          1,934
    2,695    Palos Verdes Peninsula USD GO,
               Series A (INS)                                     5.25       11/01/2020          2,902
    2,000    Port of Oakland RB, Series 2002M (INS)               5.25       11/01/2020          2,165
    5,000    Poway Redevelopment Agency Tax
               Allocation RB, Series 2000 (INS)                   5.75        6/15/2033          5,557
   13,400    Riverside County Public Financing Auth.
               Tax Allocation RB, Series 1997A                    5.63       10/01/2033         13,582
    2,825    Sacramento County Airport Systems RB,
               Series 2002A (INS)                                 5.25        7/01/2022          3,018
   20,225    Sacramento County Sanitation District
               Finance Auth. RB, Series 2000 (INS)                5.63       12/01/2030         22,049
             Sacramento Financing Auth. RB (MLO),
    5,680      Series 2002A (City Hall) (INS)                     5.25       12/01/2016          6,355
    3,575      Series 2002A (City Hall) (INS)                     5.25       12/01/2017          3,980
    2,935      Series 2002A (City Hall) (INS)                     5.38       12/01/2021          3,189
    6,000    Sacramento Power Auth. RB, Series 1995               6.00        7/01/2022          6,328
             Sacramento Utility District Electric RB,
    2,410      Series 2002Q (INS)                                 5.25        8/15/2021          2,597
    1,000      Series 2002Q (INS)                                 5.25        8/15/2022          1,072
   10,000    San Diego County Water Auth. COP,
               Series 2004A (INS)                                 5.00        5/01/2031         10,252
    7,040    San Diego MFH RB, Series 1995A                       6.45        5/01/2025          7,243
   18,000    San Francisco Bay Area Rapid Transit RB,
               Series 1999 (INS)                                  5.50        7/01/2029         19,446
             San Francisco City and County Airport RB,
    3,190      2nd Series-Issue 24B (INS)                         5.63        5/01/2025          3,509
    8,845      2nd Series-Issue 24B (INS)                         5.63        5/01/2030          9,633
    5,000      2nd Series-Issue 29B (INS)                         5.13        5/01/2017          5,452
             San Jose GO,
    2,365      Series 2001 (INS)                                  5.10        9/01/2020          2,545
    2,000      Series 2001 (Library & Parks Project) (INS)        5.10        9/01/2021          2,116
    4,935    San Jose MFH RB, Series 1992A                        4.95        4/01/2012          5,142
   14,000    Santa Ana USD GO,
               Series 2000 (INS)                                  5.70        8/01/2029         15,459
   11,215    Santa Clara Valley Water District RB,
               Series 2000A (INS)                                 5.63        2/01/2025         12,281
   12,455    Southern California Public Power Auth. RB,
               Series 1989 (LOC - PNC Bank, N.A.)                 6.00        7/01/2018         12,618

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             State Department Water Resources
               Power Supply RB,
  $ 5,000      Series 2002A (INS)                                 5.50%       5/01/2016       $  5,687
   10,000      Series 2002A (INS)                                 5.38        5/01/2017         11,115
    8,000      Series A (INS)                                     5.75        5/01/2017          9,273
    5,000      Series A (INS)                                     5.38        5/01/2022          5,430
             State GO,
    7,000      Series 1999 (INS)                                  5.50        9/01/2024          7,631
   10,000      Series 1999 (INS)                                  5.88       10/01/2026         11,125
   27,825      Series 2000 (INS)                                  5.75        3/01/2030         30,624
    5,000    State Public Works Board Lease RB (MLO),
               Series 2003C                                       5.50        6/01/2023          5,382
    5,420    Statewide Communities Development Auth.
               COP, Lutheran Homes (ETM)                          5.75       11/15/2021          5,860
             Statewide Communities Development
               Auth. RB,
    8,000      Series 2002A (Kaiser Permanente)                   5.50       11/01/2032          8,226
    5,000      Series 2002A (Univ. Irving Apt.) (INS)             5.50        8/01/2022          5,170
   20,080    Suisun City Public Financing Auth. RB,
               Series 1998A                                       5.37(a)    10/01/2033          3,940
    3,000    Univ. of California General RB,
               Series 2003A (INS)                                 5.13        5/15/2020          3,238
             Univ. of California Hospital RB,
    2,000      Series 2004A (UCLA Medical Center) (INS)           5.50        5/15/2021          2,203
    1,000      Series 2004A (UCLA Medical Center) (INS)           5.50        5/15/2022          1,096
    1,000      Series 2004A (UCLA Medical Center) (INS)           5.50        5/15/2024          1,088
    3,635      Series 2004B (UCLA Medical Center) (INS)           5.50        5/15/2019          4,093
             Univ. of California RB,
    4,000      Series 1996 (PRE)(INS)                             5.75        7/01/2024          4,313
    5,000      Series 2003A (INS)                                 5.13        5/15/2017          5,485
    5,000      Series 2003A (INS)                                 5.13        5/15/2018          5,458
   14,675    Vallejo Sanitation and Flood Control COP,
               Series 1993 (INS)                                  5.00        7/01/2019         16,220
    4,250    Ventura County Community College
               District GO, Series 2002A (INS)                    5.50        8/01/2023          4,706
             Washington Township Health Care
               District RB,
   11,000      Series 1993                                        5.50        7/01/2018         11,101
    7,845      Series 1993                                        5.25        7/01/2023          7,884
    7,085      Series 1999                                        5.13        7/01/2023          7,255
    1,515    Watsonville Hospital RB,
               Series 1996A (ETM)                                 6.20        7/01/2012          1,762

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                       COUPON            FINAL         MARKET
   AMOUNT    SECURITY                                             RATE         MATURITY          VALUE
------------------------------------------------------------------------------------------------------
             Westlands Water District Revenue COP,
  $ 3,095      Series 2002A (INS)                                 5.25%       9/01/2020       $  3,368
    2,260      Series 2002A (INS)                                 5.25        9/01/2021          2,447

             PUERTO RICO (4.7%)
   10,000    Commonwealth GO, Series 2003A                        5.25        7/01/2022         10,589
   10,500    Electric Power Auth. RB, Refunding
               Bonds Series Z (INS)                               5.25        7/01/2021         10,705
             Highway and Transportation Auth. RB,
    1,500      Series G (INS)                                     5.25        7/01/2017          1,673
    1,000      Series G (INS)                                     5.25        7/01/2019          1,105
    6,600      Series Y (PRE)(INS)                                5.50        7/01/2026          7,120
                                                                                              --------
             Total fixed-rate instruments (cost: $601,511)                                     642,038
                                                                                              --------
             PUT BOND (0.5%)
             CALIFORNIA
    3,000    Statewide Communities Development Auth. RB,
               Series 2002E (Kaiser Permanente)
               (cost: $3,000)                                     4.70       11/01/2036          3,214
                                                                                              --------
             VARIABLE-RATE DEMAND NOTES (0.8%)
             CALIFORNIA
    1,300    Association of Bay Area Governments
               Finance Auth. RB, Series 2002 (LOC -
               Allied Irish Banks plc, Bank of New York)          1.72       11/15/2031          1,300
    1,520    State Financing Auth. PCRB, Series
               1996E (LOC - Bank One, N.A., Chicago)              1.70       11/01/2026          1,520
    2,725    Statewide Communities Development Auth. RB,
               Series 2001A (Concordia Univ.
               Irvine Project) (LOC - U.S. Bank, N.A.)            1.72       10/01/2031          2,725
                                                                                              --------
             Total variable-rate demand notes (cost: $5,545)                                     5,545
                                                                                              --------

             TOTAL INVESTMENTS (COST: $610,056)                                               $650,797
                                                                                              ========

24

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
  Investments in securities, at market value (identified cost of $610,056)    $650,797
  Cash                                                                               3
  Receivables:
     Capital shares sold                                                           186
     Interest                                                                    9,489
                                                                              --------
          Total assets                                                         660,475
                                                                              --------
LIABILITIES
  Payables:
     Capital shares redeemed                                                        80
     Dividends on capital shares                                                   802
  Accrued management fees                                                          215
  Other accrued expenses and payables                                               37
                                                                              --------
          Total liabilities                                                      1,134
                                                                              --------
               Net assets applicable to capital shares outstanding            $659,341
                                                                              ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $616,178
  Accumulated net realized gain on investments                                   2,422
  Net unrealized appreciation of investments                                    40,741
                                                                              --------
               Net assets applicable to capital shares outstanding            $659,341
                                                                              ========
  Capital shares outstanding                                                    58,697
                                                                              ========
  Authorized shares of $.01 par value                                          140,000
                                                                              ========
  Net asset value, redemption price, and offering price per share             $  11.23
                                                                              ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                      $16,211
                                                                        -------
EXPENSES
   Management fees                                                        1,155
   Administrative and servicing fees                                        487
   Transfer agent's fees                                                    109
   Custody and accounting fees                                               66
   Postage                                                                    8
   Shareholder reporting fees                                                 6
   Directors' fees                                                            4
   Professional fees                                                         25
   Other                                                                      9
                                                                        -------
      Total expenses                                                      1,869
   Expenses paid indirectly                                                  (1)
                                                                        -------
      Net expenses                                                        1,868
                                                                        -------
NET INVESTMENT INCOME                                                    14,343
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain                                                        426
   Change in net unrealized appreciation/depreciation                    (5,278)
                                                                        -------
      Net realized and unrealized loss                                   (4,852)
                                                                        -------
   Increase in net assets resulting from operations                     $ 9,491
                                                                        =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA CALIFORNIA BOND FUND
SIX-MONTH PERIOD ENDED SEPTEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MARCH 31, 2004

                                                                9/30/2004     3/31/2004
                                                               ------------------------
FROM OPERATIONS
  Net investment income                                        $   14,343    $   29,753
  Net realized gain on investments                                    426         2,926
  Change in net unrealized appreciation/depreciation
     of investments                                                (5,278)        3,496
                                                               ------------------------
     Increase in net assets resulting from operations               9,491        36,175
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                           (14,343)      (29,753)
  Net realized gains                                                    -        (3,406)
                                                               ------------------------
     Distributions to shareholders                                (14,343)      (33,159)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                        22,182        56,659
  Dividend reinvestments                                            9,467        22,331
  Cost of shares redeemed                                         (42,263)     (107,864)
                                                               ------------------------
     Decrease in net assets from capital share transactions       (10,614)      (28,874)
                                                               ------------------------
  Net decrease in net assets                                      (15,466)      (25,858)

NET ASSETS
  Beginning of period                                             674,807       700,665
                                                               ------------------------
  End of period                                                $  659,341    $  674,807
                                                               ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                       2,011         5,036
  Shares issued for dividends reinvested                              858         1,990
  Shares redeemed                                                  (3,857)       (9,642)
                                                               ------------------------
     Decrease in shares outstanding                                  (988)       (2,616)
                                                               ========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this semiannual report pertains only to the USAA California Bond Fund (the
         Fund). The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and California state income taxes.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Securities are valued each business day by a pricing service
                    (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 3. Securities for which market quotations are not readily
                    available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                    Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in California tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of September 30, 2004.

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

              E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended September 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended September 30, 2004, the Fund paid CAPCO facility fees of $3,000. The Fund had no borrowings under either of these agreements during the six-month period ended September 30, 2004.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2004, were $50,475,000 and $632,943,000, respectively.

         As of September 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of September 30, 2004, were $41,143,000 and $402,000, respectively, resulting in net unrealized appreciation of $40,741,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper California Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper California Municipal Debt Funds category. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA California Bond and USAA California Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based on average net assets. For the six-month period ended September 30, 2004, the Fund's effective base fee was 0.31% of the Fund's average net assets.

                 The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                 The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%
+/- 0.51% to 1.00%                       +/- 0.05%
+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                 Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper California Municipal Debt Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                 For the six-month period ended September 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $1,155,000, which included a performance adjustment of $136,000 that increased the base management fee of 0.31% by 0.04%.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

                 net assets. For the six-month period ended September 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $487,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended September 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $109,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the six-month period ended September 30, 2004, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred:

                                                                    NET REALIZED
                                                       COST TO        LOSS TO
      SELLER                     PURCHASER            PURCHASER       SELLER
--------------------------------------------------------------------------------
USAA Long-Term Fund      USAA California Bond Fund    $7,768,000      $(1,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                     SIX-MONTH
                                   PERIOD ENDED
                                   SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                                   --------------------------------------------------------------------------------------
                                       2004              2004           2003           2002           2001           2000
                                   --------------------------------------------------------------------------------------
Net asset value at
   beginning of period             $  11.31          $  11.25       $  10.73       $  11.03       $  10.38       $  11.29
                                   --------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                .24               .49            .51            .53            .56            .58
   Net realized and
      unrealized gain (loss)           (.08)              .12            .52           (.30)           .65           (.91)
                                   --------------------------------------------------------------------------------------
Total from investment operations        .16               .61           1.03            .23           1.21           (.33)
                                   --------------------------------------------------------------------------------------
Less distributions:
   From net investment income          (.24)             (.49)          (.51)          (.53)          (.56)          (.58)
   From realized capital gains            -              (.06)             -              -              -              -
                                   --------------------------------------------------------------------------------------
Total distributions                    (.24)             (.55)          (.51)          (.53)          (.56)          (.58)
                                   --------------------------------------------------------------------------------------
Net asset value at end of period   $  11.23          $  11.31       $  11.25       $  10.73       $  11.03       $  10.38
                                   ======================================================================================
Total return (%)*                      1.51              5.54           9.74           2.20          12.05          (2.91)
Net assets at end of period (000)  $659,341          $674,807       $700,665       $660,937       $663,237       $576,707
Ratio of expenses to
   average net assets (%)**             .58(a,b)          .58(b)         .54(b)         .49(b)         .39(b)         .39(b)
Ratio of net investment
   income to average
   net assets (%)**                    4.42(a)           4.36           4.58           4.84           5.31           5.43
Portfolio turnover (%)                 7.98             20.71          25.61          38.84          33.06          48.46

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended September 30, 2004, average net assets were $647,663,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                          -                 -              -           (.02%)            -              -

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2004, through September 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA CALIFORNIA BOND FUND
SEPTEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                        BEGINNING             ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             APRIL 1, 2004 -
                                      APRIL 1, 2004      SEPTEMBER 30, 2004        SEPTEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00             $1,015.10                  $2.91

Hypothetical
  (5% return before expenses)            1,000.00              1,022.19                   2.92

*Expenses are equal to the Fund's annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.51% for the six-month period of April 1, 2004, to September 30, 2004.

38

 N O T E S
==========----------------------------------------------------------------------

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            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND WILL FILE ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q WILL BE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

39600-1104                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    November 29, 2004
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    November 29, 2004
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    November 29, 2004
         ------------------------------


*Print the name and title of each signing officer under his or her signature.